Intangible assets - Goodwill allocation to CGUs (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Goodwill allocation
Goodwill	$ 7,599	$ 8,397	$ 8,895
Consumer
Goodwill allocation
Goodwill	3,359	3,359
Business
Goodwill allocation
Goodwill	3,205	3,205
Westpac Institutional Bank
Goodwill allocation
Goodwill		487
New Zealand
Goodwill allocation
Goodwill	504	488
Specialist Businesses
Goodwill allocation
Goodwill	531	858
Parent Entity
Goodwill allocation
Goodwill	6,241	6,728	$ 6,844
Parent Entity | Consumer
Goodwill allocation
Goodwill	3,144	3,144
Parent Entity | Business
Goodwill allocation
Goodwill	3,022	3,022
Parent Entity | Westpac Institutional Bank
Goodwill allocation
Goodwill		487
Parent Entity | Specialist Businesses
Goodwill allocation
Goodwill	$ 75	$ 75